Long-Term Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-Term Debt
Note 11. Long-Term Debt
(in thousands)
Long-term debt as of December 31, 2021 and 2020 is summarized as follows:

	2021	2020
Secured line of credit	$18,000	$—

Total long-term debt	$18,000	$—

Secured line of credit
On June 9, 2021, the Company obtained a secured revolving line of credit (“Line”) in the amount of $20,000 with First Horizon Bank. The proceeds of the Line were used to enhance the Bank’s capital structure. The Line bears interest at a floating interest rate linked to WSJ Prime Rate with an initial interest rate of 3.25%, which is payable quarterly on the first day of each calendar quarter, commencing on July 1, 2021, with the final installment of interest being due and payable concurrently on the same date that the principal balance is due. The Line also bears an unused line fee at a rate equal to 0.25%, applied to the unused balance of the Line. The Line is fully secured by the common stock of the Bank. The Line matures on June 9, 2023, at which time all unpaid interest and principal is due and payable. The Company had availability of $2,000 of unused funds of the secured line of credit at December 31, 2021.
The aggregate stated maturities of long-term debt outstanding at December 31, 2021, are summarized as follows:

Year Ending December 31,	Amount
2022	$—
2023	18,000
2024	—
2025	—
2026	—
Thereafter	—

$18,000